FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

20.         FINANCIAL INSTRUMENTS

Financial Assets and Liabilities

The carrying amounts of the Corporation’s financial assets and liabilities is as follows:

	Fair Value
	Hierarchy	December 31	December 31
	Classification	2021	2020

Fair value through profit or loss:
Embedded derivative asset	Level 3	$22,768	$13,074
Provisionally priced trade receivables	Level 2	2,165	—

Fair value through other comprehensive loss:
Investments in marketable securities	Level 1	24	4,241
		$24,957	$17,315

The fair value of the embedded derivative asset related to the Wheaton SPA was estimated based on the discounted future cash flows using a probability-based dynamic valuation model resulting in a fair value adjustment during the years ended December 31, 2021, of $9,459,000 (2020 – ($21,728,000)), respectively. The model relies upon inputs from the current mine plan less payable ounces already delivered. The model is updated quarterly for the Corporation’s credit spread, Wheaton’s credit spread, risk-free yield curve, silver price forward curve, historical silver price volatility, mineral reserves and resources and the production profile. Management estimates mineral reserves and resources and production profile, based on information compiled and reviewed by management's experts. Payments from Wheaton are inversely related to the silver price; if, for example, silver prices were to increase or decrease from the current spot and forward prices as at December 31, 2021 by 10% per ounce and all other assumptions remained the same, the approximate derivative asset value would be $18,843,000 and $27,559,000, respectively.

Provisionally priced trade receivables consist of amounts receivable under the Corporation's offtake agreement. Changes in the fair value of these receivables are recorded as other revenue within mining operations revenue at each period end using quoted forward metal prices obtained from futures exchanges.

Investments in marketable securities consist of investments in publicly traded companies. Changes in the fair value of these investments are recorded through other comprehensive income (FVTOCI) using quoted prices obtained from securities exchanges.

The carrying amounts of all of the Corporation’s other financial assets and liabilities, carried at amortized cost, reasonably approximate their fair values due to their short-term nature.

Financial Instrument Risk Exposure

The Corporation’s activities expose it to a variety of financial risks: market risk (currency risk), credit risk , commodity risk and liquidity risk. Risk management is carried out by management under policies approved by the Board of Directors. Management identifies and evaluates the financial risks in co-operation with the Corporation’s operating units. The Corporation’s overall risk management program seeks to minimize potential adverse effects on the Corporation’s financial performance, in the context of its general capital management objectives as further described in Note 21.

Currency Risk

All of the Corporation’s mineral properties, plant and equipment are located in Canada and all of its mining operations occur in Canada. With operations recommencing at the Keno Hill Silver District, the Corporation’s exposure to US dollar currency risk increased as some accounts payable and accrued liabilities are denominated in US dollars. The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in thousands of US dollars:

	December 31	December 31
	2021	2020

Cash and cash equivalents	$1,033	$14
Accounts and other receivables	2,165	2
Accounts payable and accrued liabilities	(450)	(338)
Net exposure	$2,748	$(322)

Based on the above net exposure at December 31, 2021, a 10% depreciation or appreciation of the US dollar against the Canadian dollar would result in an approximately $275,000 decrease or increase respectively in both net and comprehensive loss (2020 – $32,000). The Corporation has not employed any currency hedging programs during the current period.

Credit Risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31	December 31
	2021	2020

Trade receivables
Currently due	$1,419	$489
Past due by 90 days or less, not impaired	5	204
Past due by greater than 90 days, not impaired	32	74
	1,456	767

Cash	9,400	23,210
Demand deposits	533	532
Term deposits	2,990	2,932
Promissory note receivable	1,250	1,250

Total exposure	$15,629	$28,691

Substantially all the Corporation’s cash, demand deposits and term deposits are held with major financial institutions in Canada. With respect to these instruments, management believes the exposure to credit risk is insignificant due to the nature of the institutions with which they are held, and that the exposure to liquidity and interest rate risk is similarly insignificant given the low-risk-premium yields and the demand or short-maturity-period character of the deposits.

The Corporation’s accounts and other receivables as at December 31, 2021 total $3,073,000, and primarily relate to a receivable from a government agency and provisionally priced trade receivables from the Corporation’s Offtaker. The Corporation is exposed to credit losses due to the non-performance of its counterparties. The Corporation’s customer for the current reclamation management operations (carried out by ERDC) is a government body and therefore is not considered a material risk. Provisionally priced trade receivables consist of amounts receivable under the Corporation’s offtake agreement. Changes in the fair value of these receivables are recorded as other revenue within mining operations revenue at each period end using quoted forward metal prices obtained from futures exchanges. Provisionally priced trade receivables were recorded at fair value as at December 31, 2021.

The Corporation’s promissory note receivable as at December 31, 2021 totals $1,250,000 and relates to the sale of its former subsidiary business, Alexco Environmental Group (AEG). The Corporation is exposed to credit losses due to the potential non-performance of this counterparty. The maturity date of the promissory note receivable is December 31, 2022, bearing interest of 5% for the duration of this period and payable on maturity. The Corporation considered the expected lifetime credit losses to be nominal as at December 31, 2021.

Commodity Risk

The Corporation is subject to commodity price risk from fluctuations in the market prices for silver, lead and zinc. Commodity price risks are affected by many factors that are outside the Corporation’s control including the supply of and demand for metals, inflation, global consumption patterns and political and economic conditions. The financial instrument impacted by commodity prices for the Corporation is the embedded derivative asset. The fair value of the embedded derivative asset is highly correlated to the market price of these metals. The Corporation is exposed to commodity risk at the balance sheet date through the fair value adjustments of its embedded derivative asset:

	December 31	December 31
	2021	2020

Embedded derivative asset	$22,768	$13,074
Provisionally priced trade receivables	2,165	—
Total exposure	$24,933	$13,074

Based on the above exposure, the fair value of the embedded derivative asset with a 10% change in the prevailing commodity prices as at December 31, 2021, with all other variables constant, would result in an approximately $2,493,000 decrease or increase respectively in both net and comprehensive loss (2020 – $1,307,000). The Corporation has not employed any commodity hedging programs during the current period.

Liquidity Risk

Liquidity risk is the risk that the Corporation will not be able to meet its obligations associated with financial liabilities. The Corporation has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements as well as the growth and development of its mining projects. The Corporation coordinates this planning and budgeting process with its financing activities through the capital management process described in Note 21. Furthermore, the Corporation has access to a US$10,000,000 unsecured revolving credit facility with its Offtaker (Notes 12 and 26). Subsequent to year-end, the Corporation completed an equity financing and issued 3,610,425 flow-through common shares for aggregate gross proceeds of $9,200,274 (Note 26). The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31	December 31
	2021	2020

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$12,661	$12,311
In later than 90 days, not later than one year	397	—

Total exposure	$13,058	$12,311